Environmental Rehabilitation Obligation	12 Months Ended
Mar. 31, 2025
Environmental Rehabilitation Obligation [Abstract]
ENVIRONMENTAL REHABILITATION OBLIGATION
18.ENVIRONMENTAL REHABILITATION OBLIGATION
The following table presents the reconciliation of the beginning and ending obligations associated with the retirement of the properties:

Environmental rehabilitation obligation
As at April 1, 2023	$7,318
Reclamation expenditures	(970)
Accretion of environmental rehabilitation liabilities	191
Revision of provision	259
Foreign exchange impact	(356)
As at March 31, 2024	$6,442
Reclamation expenditures	(819)
Accretion of environmental rehabilitation liabilities	139
Addition to provision	1,175
Revision to provision	2,728
Foreign exchange impact	(26)
As at March 31, 2025	$9,639
As at March 31, 2025, the total undiscounted amount of estimated cash flows required to settle the Company’s environmental rehabilitation provision was $12.8 million (March 31, 2024 - $8.6 million), which has been discounted using an average discount rate of 1.94% (March 31, 2024 – 2.26%).
During the year ended March 31, 2025, the Company incurred actual reclamation expenditures of $0.8 million (year ended March 31, 2024 - $1.0 million), paid reclamation deposit of $0.1 million (year ended March 31, 2024 - $1.1 million) and received $0.2 million reclamation deposit refund (year ended March 31, 2024 - $3.0 million).
Estimated future reclamation costs are based on the extent of work required and the associated costs are dependent on the requirements of relevant authorities and the Company’s environmental policies. In view of uncertainties concerning environmental rehabilitation obligations, the ultimate costs could be materially different from the amounts estimated.